Cover	Oct. 30, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Oct. 30, 2026
Entity Registrant Name	Kenvue Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-41697
Entity Tax Identification Number	88-1032011
Entity Address, Address Line One	1 Kenvue Way
Entity Address, City or Town	Summit
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	07901
City Area Code	(908)
Local Phone Number	874-1200
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Title of 12(b) Security	Common Stock, Par Value $0.01
Trading Symbol	KVUE
Security Exchange Name	NYSE
Entity Central Index Key	0001944048
Amendment Flag	false